CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Cash Flows from Operating Activities:
Net income		$ (21,780,225)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(169,416)
Changes in operating assets and liabilities:
Net cash used in operating activities		(10,828,412)
Cash Flows from Investing Activities:
Net cash used in investing activities		(1,029,332)
Cash Flows from Financing Activities:
Net cash provided by financing activities		36,668,939
Cash and cash equivalents at beginning of period		3,021,795
Cash and cash equivalents at end of period	$ 2,014,357	27,739,256
HCM II ACQUISITION CORP
Cash Flows from Operating Activities:
Net income	1,018,558	3,218,865
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	12,463
Formation and operational costs paid through promissory note - related party	45,200
Interest earned on marketable securities held in Trust Account	(1,349,715)	(7,449,387)
Initial loss on forward purchase agreement liability		893,425
Change in fair value of forward purchase agreement liability		(893,425)
Changes in operating assets and liabilities:
Other receivable	(41,250)	41,250
Prepaid expenses	(60,869)	(15,482)
Short-term prepaid insurance	(90,250)	15,042
Long-term prepaid insurance	(75,208)	52,646
Accrued expenses	246,941	3,081,364
Net cash used in operating activities	(294,130)	(1,055,702)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(231,150,000)
Net cash used in investing activities	(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	226,000,000
Proceeds from sale of Private Placements Warrants	6,850,000
Convertible notes advance received		338,002
Proceeds from promissory note - related party		400,000
Repayment of promissory note - related party	(233,127)
Payment of offering costs	(347,609)
Net cash provided by financing activities	232,269,264	738,002
Net Change in Cash	825,134	(317,700)
Cash and cash equivalents at beginning of period		668,089
Cash and cash equivalents at end of period	825,134	350,389
Non-Cash investing and financing activities:
Accrued offering costs	127,941
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	12,537
Deferred offering costs paid through promissory note - related party	187,927
Deferred underwriting fee payable	$ 10,720,000